Employee Benefits - Summary of Amounts Recognized for Long-term Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	$ 1,384,071,648
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	(150,264,079)	$ (266,985,561)
Change in demographic assumptions	2,403,864	44,085,779
Defined benefit liabilities at end of year	1,306,886,675	1,384,071,648
Liability for other long-term benefits
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	12,763,956	18,497,057
Charge to income for the year	2,010,051	2,354,238
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	(1,899,096)	(4,121,075)
Change in demographic assumptions	(166,459)	(2,027,902)
For experience during the year	(1,585,760)	(1,937,645)
Benefits paid	(1,653)	(717)
Defined benefit liabilities at end of year	$ 11,121,039	$ 12,763,956